Sale of Certain Accounts Receivable	9 Months Ended
Sep. 30, 2021
Sale of Certain Accounts Receivable
Note 4. Sale of Certain Accounts Receivable

Note 4. Sale of Certain Accounts Receivable

The Company has available a financing line with a financial institution (the Purchaser), which enables the Company to sell accounts receivable to the Purchaser with full recourse against the Company. Pursuant to the provisions of FASB ASC 860, the Company reflects the transactions as a sale of assets and establishes an accounts receivable from the Purchaser for the retained amount less the costs and fees of the transaction and less any anticipated future loss in the value of the retained asset.

The retained amount is 10% of the total accounts receivable invoice sold to the Purchaser. The fee is charged at prime plus 3.6% (effective rate of 6.85% at September 30, 2021) against the average daily outstanding balance of funds advanced. The estimated future loss reserve for each receivable included in the estimated value of the retained asset is based on the payment history of the accounts receivable customer and is included in the allowance for doubtful accounts, if any. As collateral, the Company granted the Purchaser a first priority interest in accounts receivable and a blanket lien, which may be junior to other creditors, on all other assets.

The financing line provides the Company the ability to finance up to $2,000,000 of selected accounts receivable invoices, which includes a sublimit for one of the Company’s customers of $1,500,000. During the nine months ended September 30, 2021, the Company sold approximately $2,471,000 ($1,437,000 – September 30, 2020) of its accounts receivable to the Purchaser. As of September 30, 2021, approximately $222,000 ($0 - December 31, 2020) of these receivables remained outstanding. Additionally, as of September 30, 2021, the Company had $71,000 available under the financing line with the financial institution ($362,000 - December 31, 2020). After deducting estimated fees, allowance for bad debts and advances from the Purchaser, the net receivable from the Purchaser amounted to $22,000 at September 30, 2021 ($0 - December 31, 2020), and is included in accounts receivable in the accompanying balance sheets.

There were no gains or losses on the sale of the accounts receivable because all were collected. The cost associated with the financing line totaled $24,247 for the nine months ended September 30, 2021 ($17,363 – September 30, 2020). These financing line fees are classified on the statements of operations as interest expense.